SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 07, 2023	Apr. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 7,686	$ 9,300	$ 4,215	$ 5,600
Intangible assets			1,194	1,136
Property, plant and equipment			33,656	30,167
Other assets			1,859	1,921
Total assets			93,917	94,547
Current liabilities			21,769	22,398
Non-current liabilities			16,080	16,559
Total liabilities			37,849	38,957
ArcelorMittal retained interest 62%			10,078	10,765
Gain (loss) on disposal/derecognition			$ (1,469)	$ 0	$ 104
Acciaerie d'Italia
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture (in percent)		62.00%		62.00%	62.00%
Cash and cash equivalents				$ 179	$ 92
Current liabilities				2,754	3,313
Non-current liabilities				908	1,365
Total net assets				$ 1,661	$ 1,634
ArcelorMittal retained interest 62%		$ 1,205
Disposal group, disposed of by sale, not discontinued operations | Acciaerie d'Italia
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		4
Other current assets		2,446
Intangible assets		17
Property, plant and equipment		1,875
Other assets		297
Total assets		4,639
Current liabilities		2,204
Non-current liabilities		1,669
Total liabilities		3,873
Total net assets		$ 766
% of net assets sold (in percent)		100.00%
Total net assets disposed of		$ 766
ArcelorMittal retained interest 62%		1,205
Goodwill allocation		(52)
Consideration		0
Reclassification of foreign exchange and other		(283)
Gain (loss) on disposal/derecognition		$ 104
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Temirtau
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 24
Other current assets	645
Intangible assets	0
Property, plant and equipment	972
Other assets	9
Total assets	1,650
Current liabilities	882
Non-current liabilities	490
Total liabilities	1,372
Total net assets	$ 278
% of net assets sold (in percent)	100.00%
Total net assets disposed of	$ 278
ArcelorMittal retained interest 62%	0
Goodwill allocation	(194)
Consideration	278
Reclassification of foreign exchange and other	(1,469)
Gain (loss) on disposal/derecognition	$ (1,663)